Unaudited Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 100,258	$ 57,623
Trade and other receivables, net (note 4)	492,844	528,057
Fuel and natural gas in storage	75,693	95,350
Supplies and consumables inventory	152,118	129,571
Regulatory assets (note 5)	136,159	190,393
Prepaid expenses	60,738	58,653
Derivative instruments (note 21)	11,228	12,270
Other assets	19,958	22,564
Assets, current, total	1,048,996	1,094,481
Property, plant and equipment, net	12,336,931	11,944,885
Intangible assets, net	97,080	96,683
Goodwill	1,330,987	1,320,579
Regulatory assets (note 5)	1,125,156	1,081,108
Long-term investments (note 6)
Investments carried at fair value	1,213,718	1,344,207
Other long-term investments	507,045	462,325
Derivative instruments (note 21)	66,333	71,630
Deferred income taxes	131,622	84,416
Other assets	110,845	127,299
Assets	17,968,713	17,627,613
Current liabilities:
Accounts payable	194,853	186,080
Accrued liabilities	467,235	555,792
Dividends payable (note 12)	75,223	125,655
Regulatory liabilities (note 5)	74,867	69,865
Long-term debt (note 7)	513,803	423,274
Other long-term liabilities (note 9)	119,495	134,212
Derivative instruments (note 21)	15,687	32,491
Other liabilities	10,317	7,091
Liabilities, current, total	1,471,480	1,534,460
Long-term debt (note 7)	7,569,344	7,088,743
Regulatory liabilities (note 5)	551,708	558,317
Deferred income taxes	580,211	565,639
Derivative instruments (note 21)	86,925	137,830
Pension and other post-employment benefits obligation	124,478	125,579
Other long-term liabilities (note 9)	430,379	461,230
Liabilities, noncurrent, total	9,343,045	8,937,338
Redeemable non-controlling interests (note 14)
Redeemable non-controlling interest, held by related party (note 13(b))	307,955	307,856
Redeemable non-controlling interests	10,767	11,520
Redeemable non-controlling interests, total	318,722	319,376
Equity:
Preferred shares	184,299	184,299
Common shares (note 10(a))	6,224,770	6,183,943
Additional paid-in capital	4,279	9,413
Deficit	(1,136,208)	(997,945)
Accumulated other comprehensive loss (“AOCI”) (note 11)	(91,737)	(160,063)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,185,403	5,219,647
Non-controlling interests
Non-controlling interests - tax equity partnership units	1,261,067	1,225,608
Other non-controlling interests	337,825	333,362
Non-controlling interest, held by related party (note 13(c))	51,171	57,822
Non-controlling interests, total	1,650,063	1,616,792
Total equity	6,835,466	6,836,439
Commitments and contingencies (note 19)
Liabilities and equity, total	$ 17,968,713	$ 17,627,613